Share capital - Disclosure of warrants issued (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of warrants issued [Abstract]
Equity, opening balance	$ 165,743	$ 35,950
Warrants exercised	3,071	232
Equity, closing balance	$ 112,575	$ 165,743
Warrants
Reconciliation of number of warrants issued [Abstract]
Number of warrants issued, opening balance	1,172	1,257
Warrants exercised	(1,172)	(85)
Number of warrants issued, closing balance	0	1,172
Reconciliation of warrants issued [Abstract]
Equity, opening balance	$ 906	$ 971
Warrants exercised	(906)	(65)
Equity, closing balance	$ 0	$ 906